Operating Segment Information (Details) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment					2
Revenues:
Revenues	$ 642		$ 567		$ 1,301	$ 1,120
Segment Adjusted EBITDA
Segment adjusted EBITDA	61		43		118	92
Reconciliation of adjusted EBITDA to net income (loss):
Interest expense	(17)		(17)		(35)	(35)
Interest income	4		3		7	6
Income tax expense	(14)		(5)		(14)	(10)
Depreciation and amortization	(26)		(29)		(57)	(60)
Net income attributable to noncontrolling interests	2		1		3	2
Other adjustments:
(Loss) gain on disposition of business/assets	0		(2)		1	(2)
Certain legal expenses/settlements	85		0		83	(1)
Amortization of pension and postretirement actuarial losses	(1)		(3)		(1)	(6)
Net plant incident credits (costs)	6		(2)		4	(3)
Restructuring, impairment and plant closing and transition costs	(5)		(11)		(16)	(25)
Net income (loss)	95	$ (2)	(22)	$ (20)	93	(42)
Titanium Dioxide
Revenues:
Revenues	486		415		996	829
Performance Additives
Revenues:
Revenues	156		152		305	291
Operating segments
Segment Adjusted EBITDA
Segment adjusted EBITDA	68		54		137	117
Operating segments | Titanium Dioxide
Revenues:
Revenues	486		415		996	829
Segment Adjusted EBITDA
Segment adjusted EBITDA	49		36		98	76
Operating segments | Performance Additives
Revenues:
Revenues	156		152		305	291
Segment Adjusted EBITDA
Segment adjusted EBITDA	19		18		39	41
Corporate and other
Segment Adjusted EBITDA
Segment adjusted EBITDA	$ (7)		$ (11)		$ (19)	$ (25)